JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Airlines — 3.3%
Delta Air Lines, Inc.	59	3,371

Banks — 2.3%
Bank of America Corp.	82	2,404

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc. *	5	792

Capital Markets — 6.3%
Charles Schwab Corp. (The)	55	2,298
S&P Global, Inc.	9	2,126
T. Rowe Price Group, Inc.	17	1,995

		6,419

Commercial Services & Supplies — 2.3%
Waste Connections, Inc.	26	2,356

Construction Materials — 3.3%
Martin Marietta Materials, Inc.	12	3,366

Consumer Finance — 3.6%
Capital One Financial Corp.	41	3,739

Containers & Packaging — 4.1%
Ball Corp.	26	1,870
Packaging Corp. of America	22	2,338

		4,208

Electric Utilities — 2.8%
Xcel Energy, Inc.	45	2,893

Entertainment — 3.3%
Spotify Technology SA *	11	1,273
Take-Two Interactive Software, Inc. * (a)	17	2,078

		3,351

Equity Real Estate Investment Trusts (REITs) — 5.7%
Federal Realty Investment Trust	22	3,048
Public Storage	12	2,834

		5,882

Food & Staples Retailing — 1.7%
Walgreens Boots Alliance, Inc.	31	1,697

Health Care Equipment & Supplies — 2.8%
DexCom, Inc.*	6	962
Intuitive Surgical, Inc. *	3	1,876

		2,838

Health Care Providers & Services — 3.2%
UnitedHealth Group, Inc.	15	3,311

Insurance — 6.6%
American International Group, Inc.	54	3,017
Loews Corp.	72	3,713

		6,730

Interactive Media & Services — 3.9%
Alphabet, Inc., Class C *	3	3,959

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc. *	2	3,536

IT Services — 5.0%
Mastercard, Inc., Class A	14	3,684
PayPal Holdings, Inc. *	14	1,468

		5,152

Machinery — 2.3%
Parker-Hannifin Corp.	5	914
Stanley Black & Decker, Inc.	10	1,480

		2,394

Media — 1.6%
DISH Network Corp., Class A *	48	1,625

Multiline Retail — 1.7%
Kohl’s Corp.	35	1,752

Oil, Gas & Consumable Fuels — 5.8%
Kinder Morgan, Inc.	145	2,990
Marathon Petroleum Corp.	49	2,984

		5,974

Pharmaceuticals — 2.5%
Pfizer, Inc.	72	2,571

Semiconductors & Semiconductor Equipment — 1.2%
QUALCOMM, Inc.	16	1,237

Software — 9.5%
Microsoft Corp.	49	6,769
ServiceNow, Inc. *	6	1,573
Synopsys, Inc. *	10	1,412

		9,754

Specialty Retail — 4.9%
AutoZone, Inc. *	3	3,145
Home Depot, Inc. (The)	8	1,885

		5,030

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	16	3,684

TOTAL COMMON STOCKS (Cost $69,343)		100,025

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $2,550)	2,549	2,550

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c) (Cost $114)	114	114

Total Investments — 100.2% (Cost $72,007)		102,689
Liabilities in Excess of Other Assets — (0.2)%		(187)

Net Assets — 100.0%		102,502

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $113,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$102,689	$—	$—	$102,689

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$2,779	$6,402	$6,631	$—	(c)	$—	$2,550	2,549	$17		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	—	333	219	—		—	114	114	—	(c)	—

Total	$2,779	$6,735	$6,850	$—	(c)	$—	$2,664		$17		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.